Other non-current liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Subclassifications of assets, liabilities and equities [abstract]
Long-term disability benefits obligation	$ 288	$ 322	$ 302
Provisions	305	273	273
CRTC deferral account obligation	92	96	104
CRTC tangible benefits obligation	23	73	115
Other	289	287	274
Total other non-current liabilities	$ 997	$ 1,051	$ 1,068